17 Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Abstract
Schedule of inventories
	2020 £’000	2019 £’000	2018 £’000
Finished goods	–	–	–
Total inventories	–	–	–